INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Intangible assets
Less: Accumulated amortization		¥ (28,941)	¥ (22,774)
Net book value	$ 8,661	56,105	7,696
Computer software
Intangible assets
Gross book value		30,553	26,948
Trade names
Intangible assets
Gross book value		35,600
Customer relationships
Intangible assets
Gross book value		12,270
Acquired training licenses
Intangible assets
Gross book value		¥ 6,623	¥ 3,522